Unearned Revenue/Accrued Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of unearned revenue and cash received in advance	Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2022	2023
Unearned Revenue
Cash received in advance of service provided – Current liability	$5,290	$6,682
Deferred revenue resulting from varying charter rates – Current liability	4,230	4,171
Deferred revenue resulting from varying charter rates – Non-Current liability	7,330	3,248
Total Unearned Revenue	$16,850	$14,101
Accrued Revenue
Resulting from varying charter rates – Current asset	662	477
Resulting from varying charter rates – Non-Current asset	225	87
Total Accrued Revenue	$887	$564